Reverse Recapitalization (Details) - USD ($) $ / shares in Units, $ in Millions	Oct. 01, 2020	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Reverse Recapitalization (Details) [Line Items]
Convertible redeemable preferred stock	34,799,813
Aggregate number of convertible shares	2,336,235
Cancellation of common stock exchange ratio, description	Upon the consummation of the Business Combination, each share of Legacy Hyliion common stock issued and outstanding was cancelled and converted into the right to receive 1.45720232 shares (the “Exchange Ratio”) of the Company’s common stock (the “Per Share Merger Consideration”).
Redemption of common stock	3,308
Gross redemption payments for common stock (in Dollars)	$ 0.1
Price per unit (in Dollars per share)				$ 10.00
Purchase agreement, description	●an investor purchased 1,750,000 TortoiseCorp units (consisting of one share of common stock and one half of one warrant, the “Forward Purchase Units”), consisting of 1,750,000 shares of common stock (“Forward Purchase Shares”) and warrants to purchase 875,000 shares of common stock (“Forward Purchase Warrants”) for an aggregate purchase price of $17.5 million pursuant to a forward purchase agreement entered into effective February 6, 2019, as amended by the First Amendment to Amended and Restated Forward Purchase Agreement, dated June 18, 2020.
Issuance of common shares		171,519,811	169,316,421		86,762,463
Business combination transaction cost (in Dollars)	$ 45.0
Business Acquisition [Member]
Reverse Recapitalization (Details) [Line Items]
Business combination, description	Upon the closing of the Business Combination, TortoiseCorp’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of capital stock to 260,000,000 shares, of which 250,000,000 shares were designated common stock, $.0001 par value per share, and of which 10,000,000 shares were designated preferred stock, $0.0001 par value per share
Legacy Hyliion [Member]
Reverse Recapitalization (Details) [Line Items]
Shares issued	1,000,000
Fair value per share (in Dollars per share)	$ 10.00
Issuance of common shares	1,000,000
Warrant [Member]
Reverse Recapitalization (Details) [Line Items]
Business combination expiration period	5 years
PIPE Shares [Member]
Reverse Recapitalization (Details) [Line Items]
Aggregate number of common stock purchase	30,750,000
Price per unit (in Dollars per share)	$ 10.00
Gross proceeds (in Dollars)	$ 307.5